Provisions (Details) - Schedule of amounts not expected to be settled within the next 12 months - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Amounts Not Expected To Be Settled Within The Next12 Months Abstract
Long service leave obligation expected to be settled after 12 months	$ 13,753	$ 9,768